Provision for Early Retirement Benefits - Details of Provision for Early Retirement Benefits in Respect of Obligations to Early Retired Employees (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Beginning balance	¥ 7	¥ 13
Provision for the year (Note 13)	1	1
Financial cost (Note 15)		1	¥ 1
Payments made during the year	(4)	(8)
Ending balance	4	7	¥ 13
Less: current portion (Note 43)	(2)	(4)
Total	¥ 2	¥ 3